Nature of Operations and Going Concern (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nature of Operations and Going Concern [Line Items]
Reduction of external consulting costs, precentage	65.00%	65.00%
Payment to the Company	$ (32,785)	€ 31,511
Impairment loss	47,449
Sale of EOL	277,160
Accumulated deficit	(90,978,684)		(69,328,021)
Operating activities	17,090,011
Cash	6,235,670		7,070,925
Net proceeds from common stock sales				$ 24,200,000
Amount of sale of shares and warrants	$ 18,200,000		$ 16,500,000
CEO [Member]
Nature of Operations and Going Concern [Line Items]
Employment contracts	60.00%	60.00%
CFO [Member]
Nature of Operations and Going Concern [Line Items]
Employment contracts	50.00%	50.00%
EOL [Member]
Nature of Operations and Going Concern [Line Items]
Impairment loss	$ 277,160
Sale of EOL	$ 28,328